UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:               MARCH 31, 2007
                                                     ---------------------------

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      GREAT POINT PARTNERS, LLC
                  ----------------------------------------------
Address:                   165 MASON STREET - 3RD FLOOR
                  ----------------------------------------------
                           GREENWICH, CT  06830

13F File Number:
                  ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                               DR. JEFFREY R. JAY, M.D.
                  -------------------------------------------------------
Title:                              SENIOR MANAGING MEMBER
                  -------------------------------------------------------
Phone:                              203-971-3300
                  -------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ DR. JEFFREY R. JAY, M.D.           GREENWICH, CT                MAY 15, 2007
----------------------------           -------------                ------------
       [Signature]                     [City, State]                  [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE.  (Check here if no holdings  reported are in this report,  and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


         13F File Number                    Name

         28-______________                 _____________________________________

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                            ------------------

Form 13F Information Table Entry Total:           42
                                            ------------------

Form 13F Information Table Value Total:     $     334,666
                                             -----------------
                                               (thousands)


List of Other Included Managers:            None


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

GREAT POINT PARTNERS LLC
GOLDMAN 13(F) REPORT
BIOMEDICAL VALUE FUNDS-CONSOLIDATED
WORLDWIDE ASSETS UNDER MANAGEMENT
MARCH 30, 2007


                             TITLE OF           MARKET VALUE    SHARE/    SHARE/  PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER                CLASS    CUSIP         (USD)    PRN AMOUNT   PRN   CALL   DISCRETION   MANAGERS   SOLE     SHARED NONE
--------------               --------  -----    ------------  ----------  ------ ----- ------------- --------   ----     ------ ----
ABIOMED INC.                   COM   003654100  $ 25,954,000   1,900,000   SH          Shared-Defined   None  1,900,000  0 None
AMGEN INC.                     COM   031162100  $  7,823,000     140,000   SH          Shared-Defined   None    140,000  0 None
ANADYS PHARMACEUTICALS, INC.   COM   03252Q408  $  2,014,000     507,300   SH          Shared-Defined   None    507,300  0 None
ANESIVA INC.                   COM   03460L100  $  8,453,000   1,225,000   SH          Shared-Defined   None  1,225,000  0 None
AP PHARMA INC.                 COM   00202J104  $  1,934,000   1,863,107   SH          Shared-Defined   None  1,863,107  0 None
BARR PHARMACEUTICALS, INC.     COM   068306109  $ 13,905,000     300,000   SH          Shared-Defined   None    300,000  0 None
BIOENVISION, INC.              COM   09059N100  $  5,571,000   1,362,000   SH          Shared-Defined   None  1,362,000  0 None
BIOSCRIP, INC.                 COM   09069N108  $  3,102,000     991,000   SH          Shared-Defined   None    991,000  0 None
CENTENE CORPORATION            COM   15135B101  $  1,196,000      57,000   SH          Shared-Defined   None     57,000  0 None
CHELSEA THERAPEUTICS INTL LTD  COM   163428105  $    443,000      83,200   SH          Shared-Defined   None     83,200  0 None
COOPER COMPANIES INC.          COM   216648402  $  2,519,000      51,800   SH          Shared-Defined   None     51,800  0 None
CYPRESS BIOSCIENCE INC.        COM   232674507  $    760,000     100,000   SH          Shared-Defined   None    100,000  0 None
DEPOMED, INC.                  COM   249908104  $  3,588,000   1,005,000   SH          Shared-Defined   None  1,005,000  0 None
FOXHOLLOW TECHNOLOGIES, INC.   COM   35166A103  $  8,356,000     400,000   SH          Shared-Defined   None    400,000  0 None
GENTIUM SPA SPONSORED          COM   37250B104  $ 21,277,000   1,063,830   SH          Shared-Defined   None  1,063,830  0 None
HOME DIAGNOSTICS, INC.         COM   437080104  $    622,000      57,500   SH          Shared-Defined   None     57,500  0 None
ICON PLC INC.                  COM   45103T107  $    452,000      10,600   SH          Shared-Defined   None     10,600  0 None
INSPIRE PHARMACEUTICALS INC.   COM   457733103  $ 23,906,000   4,194,000   SH          Shared-Defined   None  4,194,000  0 None
IRIDEX CORP.                   COM   462684101  $  2,640,000     300,000   SH          Shared-Defined   None    300,000  0 None
KINDRED HEALTHCARE INC.        COM   494580103  $  6,556,000     200,000   SH          Shared-Defined   None    200,000  0 None
KING PHARAMACEUTICALS INC.     COM   495582108  $  4,327,000     220,000   SH          Shared-Defined   None    220,000  0 None
KOSAN BIOSCIENCES INC.         COM   50064W107  $ 14,957,000   2,719,545   SH          Shared-Defined   None  2,719,545  0 None
MAXYGEN INC.                   COM   577776107  $ 18,621,000   1,670,000   SH          Shared-Defined   None  1,670,000  0 None
MDS INC.                       COM   55269P302  $ 26,947,000   1,425,000   SH          Shared-Defined   None  1,425,000  0 None
MEDTRONIC INC.                 COM   585055106  $ 18,152,000     370,000   SH          Shared-Defined   None    370,000  0 None
MEMORY PHARMACEUTICALS CORP.   COM   58606R403  $ 23,128,000  13,766,475   SH          Shared-Defined   None 13,766,475  0 None
MOLINA HEALTHCARE INC.         COM   60855R100  $  6,861,000     224,300   SH          Shared-Defined   None    224,300  0 None
NEUROBIOLOGICAL
  TECHNOLOGIES INC.            COM   64124W106  $    927,000     425,100   SH          Shared-Defined   None    425,100  0 None
NPS PHARMACEUTICALS INC.       COM   62936P103  $  8,645,000   2,550,000   SH          Shared-Defined   None  2,550,000  0 None
OMNICARE INC.                  COM   681904108  $  9,943,000     250,000   SH          Shared-Defined   None    250,000  0 None
PAREXEL INTERNATIONAL CORP.    COM   699462107  $ 15,107,000     420,000   SH          Shared-Defined   None    420,000  0 None
RENOVIS, INC.                  COM   759885106  $     35,000      10,000   SH          Shared-Defined   None     10,000  0 None
REPROS THERAPEUTICS INC.       COM   76028H100  $  8,801,000     921,594   SH          Shared-Defined   None    921,594  0 None
RESPIRONICS INC.               COM   761230101  $ 10,078,000     240,000   SH          Shared-Defined   None    240,000  0 None
RIGEL PHARMACEUTICALS INC.     COM   766559603  $ 16,622,000   1,530,600   SH          Shared-Defined   None  1,530,600  0 None
THIRD WAVE TECHNOLOGIES INC.   COM   88428W108  $  3,678,000     721,200   SH          Shared-Defined   None    721,200  0 None
THORATEC CORPORATION           COM   885175307  $  5,735,000     274,400   SH          Shared-Defined   None    274,400  0 None
U S PHYSICAL THERAPY INC.      COM   90337L108  $    244,000      17,500   SH          Shared-Defined   None     17,500  0 None
CALL/CYPB(QGYFV) @ 12.5
  EXP06/16/2007                CALL  232674507  $    623,000       6,557   SH    CALL  Shared-Defined   None      6,557  0 None
CALL/SPPI(QBVHU) @ 7.5
  EXP08/18/2007                CALL  84763A108  $     60,000       1,150   SH    CALL  Shared-Defined   None      1,150  0 None
CALL/THOR(TQUDD) @ 20
  EXP04/21/2007                CALL  885175307  $     92,000         750   SH    CALL  Shared-Defined   None        750  0 None
PUT/SPPI(QBVTA)  @ 5
  EXP08/18/2007                PUT   84763A108  $     12,000         400   SH    PUT   Shared-Defined   None        400  0 None
